UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2019

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2019

Semiannual Report

to Shareholders

DWS California Tax-Free Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets

23	Financial Highlights
26	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS California Tax-Free Income Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS California Tax-Free Income Fund	|	3

Performance Summary	February 28, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	1.54%	3.02%	3.15%	4.70%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.25%	0.19%	2.58%	4.41%
Bloomberg Barclays Municipal Bond Index†	2.34%	4.13%	3.44%	4.55%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.14%	3.72%	5.13%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–2.62%	3.14%	4.83%
Bloomberg Barclays Municipal Bond Index†		1.28%	3.82%	4.85%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	1.02%	2.26%	2.38%	3.91%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.03%	2.26%	2.38%	3.91%
Bloomberg Barclays Municipal Bond Index†	2.34%	4.13%	3.44%	4.55%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.63%	2.95%	4.32%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.63%	2.95%	4.32%
Bloomberg Barclays Municipal Bond Index†		1.28%	3.82%	4.85%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	1.53%	3.28%	3.41%	4.95%
Bloomberg Barclays Municipal Bond Index†	2.34%	4.13%	3.44%	4.55%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		0.52%	4.01%	5.37%
Bloomberg Barclays Municipal Bond Index†		1.28%	3.82%	4.85%

4	|	DWS California Tax-Free Income Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 0.87%, 1.65% and 0.76% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

DWS California Tax-Free Income Fund	|	5

†

The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S

Net Asset Value
2/28/19	$7.41	$7.36	$7.39
8/31/18	$7.41	$7.37	$7.40

Distribution Information as of 2/28/19
Income Dividends, Six Months	$.11	$.08	$.12
Capital Gain Distributions	$.0004	$.0004	$.0004
February Income Dividend	$.0193	$.0149	$.0207
SEC 30-day Yield††	1.94%	1.25%	2.24%
Tax Equivalent Yield††	3.95%	2.54%	4.57%
Current Annualized Distribution Rate (Based on Net Asset Value)††	3.40%	2.64%	3.65%

††

The SEC yield is net investment income per share earned over the month ended February 28, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.85%, 1.14% and 2.02% for Class A, Class C and Class S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 48.67% (combined California state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.31%, 2.53% and 3.43% for Class A, Class C and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS California Tax-Free Income Fund

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the Fund. Began managing the Fund in 2010.

–	Joined DWS in 1999.

–	BS, Bryant College; MBA, Suffolk University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 1999.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

DWS California Tax-Free Income Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	2/28/19	8/31/18
Revenue Bonds	68%	60%
General Obligation Bonds	20%	27%
Lease Obligations	8%	8%
Escrow to Maturity/Prerefunded	4%	5%
	100%	100%

Quality	2/28/19	8/31/18
AAA	5%	8%
AA	54%	60%
A	22%	19%
BBB	11%	7%
BB	2%	1%
B	1%	1%
Not Rated	5%	4%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	2/28/19	8/31/18
Effective Maturity	6.5 years	6.3 years
Modified Duration	5.2 years	5.1 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

8	|	DWS California Tax-Free Income Fund

Investment Portfolio	as of February 28, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.0%
California 98.4%

Alameda, CA, Corridor Transportation Authority:

Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,420,150

Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,186,710

Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	561,665

Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,045,615

Azusa, CA, Unified School District, 4.0%, 8/1/2030, INS: AGMC	3,955,000	4,380,400

Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	8,380,000	8,863,442

California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,692,500

California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,079,850

California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:

Series S-7, 4.0%, 4/1/2035	5,000,000	5,304,600

Series S-7, 4.0%, 4/1/2037	6,500,000	6,814,730

California, Coast Community College District, Election of 2012:

Series D, 5.0%, 8/1/2032	7,000,000	8,428,980

Series A, 5.0%, 8/1/2038	11,185,000	12,525,410

California, EL Dorado Irrigation District Revenue:

Series C, 5.0%, 3/1/2032	2,750,000	3,231,057

Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,405,510

California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,089,530

California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,047,125

California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:

Series A, 5.0%, 6/1/2040	5,000,000	5,530,400

Series A-1, 5.0%, 6/1/2047	3,015,000	2,910,440

Series A-2, 5.0%, 6/1/2047	5,160,000	4,981,051

Series A-1, 5.25%, 6/1/2047	1,200,000	1,202,736

California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,517,143

California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series B, 5.5%, 10/1/2039	2,500,000	2,553,950

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	9

	Principal Amount ($)	Value ($)

California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,705,260

California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	9,784,790

California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,652,308

California, Palomar Health, Series B, 4.0%, 8/1/2036	5,085,000	5,289,925

California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:

5.0%, 10/15/2037	740,000	801,849

5.0%, 10/15/2047	2,650,000	2,838,892

California, Public Finance Authority, University Housing Revenue, Claremont Properties LLC, Claremont Colleges Project, Series A, 144A, 5.0%, 7/1/2047	4,750,000	4,807,760

California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:

Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,106,650

Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,908,970

California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,103,050

California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:

5.25%, 5/1/2043	1,000,000	1,098,950

5.25%, 5/1/2048	2,000,000	2,190,920

5.25%, 5/1/2053	2,000,000	2,175,500

California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	47,953

California, State Educational Facilities Authority Revenue:

Series A, 5.0%, 12/1/2037	1,265,000	1,445,718

Series A, 5.0%, 12/1/2038	1,125,000	1,279,935

Series A, 5.0%, 12/1/2044	2,375,000	2,669,334

Series A, 5.0%, 12/1/2048	4,000,000	4,487,640

California, State General Obligation:

5.0%, 2/1/2043	5,000,000	5,445,000

5.25%, 9/1/2030	10,000,000	10,829,700

5.25%, 10/1/2032	10,000,000	10,843,300

5.25%, 4/1/2035	8,000,000	8,740,400

California, State Health Facilities Financing Authority Revenue:

5.0%, 9/1/2043	2,665,000	2,929,661

5.0%, 9/1/2048	4,850,000	5,294,745

California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,795,114

The accompanying notes are an integral part of the financial statements.

10	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,081,100

California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:

Series A, 5.0%, 11/15/2030	1,400,000	1,681,288

Series A, 5.0%, 11/15/2031	1,250,000	1,489,712

Series A, 5.0%, 11/15/2032	1,700,000	2,011,117

Series A, 5.0%, 11/15/2034	1,000,000	1,168,820

Series A, 5.0%, 11/15/2035	1,000,000	1,161,500

Series A, 5.0%, 11/15/2036	1,000,000	1,153,820

Series A, 5.0%, 8/15/2043	3,750,000	4,143,525

California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:

Series A, 144A, 5.0%, 7/1/2038	1,000,000	1,057,380

Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,558,830

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:

Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,439,890

Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,367,631

Series A, AMT, 5.0%, 12/31/2043	2,000,000	2,217,840

Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,324,920

Series A, AMT, 5.0%, 6/1/2048	4,050,000	4,466,947

California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,137,633

California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, 144A, AMT, 7.5%, 12/1/2040	1,500,000	1,442,370

California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:

144A, 5.0%, 7/1/2039	1,000,000	1,121,100

144A, 5.0%, 11/21/2045	1,000,000	1,108,830

California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,196,500

California, State Public Works Board, Lease Revenue, Capital Projects, Series I, 5.5%, 11/1/2033	5,400,000	6,145,902

California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,473,226

California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:

144A, 5.0%, 6/1/2047	1,000,000	1,018,180

144A, 5.0%, 6/1/2054	1,000,000	1,011,370

California, State School Finance Authority, Charter School Revenue, Rocketship Public School, Series G, 144A, 5.0%, 6/1/2053	715,000	726,533

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	11

	Principal Amount ($)	Value ($)

California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School:

Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,030,830

Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,023,870

California, State University Revenue:

Series A, 5.0%, 11/1/2037	8,000,000	8,639,760

Series A, 5.0%, 11/1/2039	2,000,000	2,251,440

California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,163,800

California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,335,640

California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,812,450

California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,386,313

California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,284,278

California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	4,838,853

California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:

Series A, 144A, 5.0%, 12/1/2041	5,000,000	5,284,900

Series A, 144A, 5.5%, 12/1/2058	560,000	612,494

California, Statewide Communities Development Authority Revenue, Sutter Health, Prerefunded, Series A, 6.0%, 8/15/2042	10,340,000	11,008,171

California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project:

144A, 5.25%, 7/1/2049	2,550,000	2,693,437

144A, 5.25%, 7/1/2052	1,450,000	1,525,458

California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,676,400

California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,480,300

Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,648,560

Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,845,934

Cerritos, CA, Community College District:

Series B, 5.0%, 8/1/2029	500,000	612,785

Series B, 5.0%, 8/1/2030	1,005,000	1,220,271

The accompanying notes are an integral part of the financial statements.

12	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,055,000	1,153,537

Cupertino, CA, Union School District, Election of 2012:

Series B, 5.0%, 8/1/2034	1,000,000	1,147,560

Series B, 5.0%, 8/1/2035	2,305,000	2,643,858

Series B, 5.0%, 8/1/2036	1,140,000	1,305,710

Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,305,681

East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,577,050

Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,818,560

Foothill, CA, ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,871,800

Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,828,000

Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,162,670

Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,326,204

Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:

Series B, 5.0%, 9/1/2042	700,000	766,864

Series C, 5.0%, 9/1/2047	1,000,000	1,090,190

Series D, 5.0%, 9/1/2049	750,000	816,503

Series B, 5.0%, 9/1/2051	1,000,000	1,087,150

Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,591,800

Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,641,482

Los Angeles, CA, Department of Airports Revenue:

Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,157,422

Series C, AMT, 5.0%, 5/15/2029	1,970,000	2,349,166

Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,729,684

Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,288,118

Series B, AMT, 5.0%, 5/15/2031	4,265,000	5,049,547

Series C, AMT, 5.0%, 5/15/2031	1,090,000	1,277,153

Series A, AMT, 5.0%, 5/15/2040	3,900,000	4,312,347

Series C, AMT, 5.0%, 5/15/2044	4,285,000	4,811,327

Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:

Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,779,489

Series B, AMT, 5.0%, 5/15/2035	750,000	846,570

Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,349,580

Series A, 5.0%, 5/15/2040	3,000,000	3,118,110

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	13

	Principal Amount ($)	Value ($)

Los Angeles, CA, Department of Water & Power Revenue, Power System:

Series A, 5.0%, 7/1/2028	2,165,000	2,706,510

Series A, 5.0%, 7/1/2029	2,000,000	2,473,160

Series A, 5.0%, 7/1/2030	2,000,000	2,447,240

Series A, 5.0%, 7/1/2031	2,315,000	2,806,729

Series B, 5.0%, 7/1/2033	5,740,000	6,754,143

Series B, 5.0%, 7/1/2043	1,250,000	1,377,938

Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A, 5.0%, 7/1/2034	1,390,000	1,629,219

Los Angeles, CA, Harbor Department:

Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,764,280

Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,134,400

Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,618,341

Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	2,000,000	2,313,160

Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,608,720

Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,389,160

Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,213,872

Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,028,217

Oroville, CA, Hospital Revenue:

5.25%, 4/1/2049	1,500,000	1,635,330

5.25%, 4/1/2054	1,845,000	1,997,157

Port of Oakland, CA:

Series D, AMT, 5.0%, 11/1/2028	2,250,000	2,692,620

Series D, AMT, 5.0%, 11/1/2029	1,850,000	2,203,128

Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,590,795

Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,085,290

Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,443,700

Sacramento County, CA, Airport Systems Revenue:

Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,291,711

Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,844,065

Series B, 5.0%, 7/1/2041	3,920,000	4,393,732

Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,272,489

Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:

5.0%, 9/1/2035	2,335,000	2,570,555

5.0%, 9/1/2040	2,665,000	2,881,185

The accompanying notes are an integral part of the financial statements.

14	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 67% of 3-month USD-LIBOR + 0.57%, 2.405%*, 6/1/2039, INS: NATL	10,000,000	9,310,400

Sacramento, CA, Municipal Utility District, Series E, 5.0%, 8/15/2028	1,000,000	1,271,860

Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	1,845,000	1,917,490

Sacramento, CA, Transient Occupancy Tax Revenue, Convention Center Complex, Series C, 5.0%, 6/1/2043	15,230,000	17,404,235

San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,286,900

San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,638,495

San Diego County, CA, Water Authority, 5.0%, 5/1/2034	7,920,000	8,796,744

San Diego, CA, Community College District, 4.0%, 8/1/2032	7,000,000	7,570,920

San Diego, CA, Community College District, Election of 2002, 5.0%, 8/1/2032	1,000,000	1,131,540

San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,526,467

San Francisco City & County, CA, Airports Commission, International Airport Revenue:

Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,865,576

Series A, AMT, 5.0%, 5/1/2042	2,000,000	2,239,160

Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,184,464

Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,769,320

San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,247,820

San Francisco City & County, CA, Redevelopment Agency Successor Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,904,190

San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,334,885

San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,907,988

San Francisco, CA, Bay Area Rapid Transit District:

4.0%, 7/1/2034	2,500,000	2,692,450

Prerefunded, Series A, 5.0%, 7/1/2036	405,000	451,640

San Francisco, CA, City & County Airports Commission, International Airport Revenue:

Series D, AMT, 5.0%, 5/1/2043	1,500,000	1,693,605

Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,304,650

Series D, AMT, 5.0%, 5/1/2048	2,500,000	2,805,225

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	15

	Principal Amount ($)	Value ($)

San Francisco, CA, City & County Public Utilities Commission, Water Revenue, 5.0%, 11/1/2030	5,000,000	6,102,700

San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Prerefunded, Series C, 6.75%, 8/1/2041	1,000,000	1,100,180

San Jose, CA, Redevelopment Agency Successor Tax Allocation, Series B, 5.0%, 8/1/2027	2,000,000	2,483,980

San Jose, CA, Airport Revenue:

Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,337,950

Series A, AMT, 5.0%, 3/1/2047	12,500,000	13,833,625

San Jose, CA, Evergreen Community College District, Election of 2010:

Series A, 5.0%, 8/1/2037	90,000	99,037

Series A, 5.0%, 8/1/2041	4,500,000	4,928,445

San Jose, CA, Redevelopment Agency Successor Tax Allocation:

Series B, 5.0%, 8/1/2028	1,000,000	1,229,730

Series B, 5.0%, 8/1/2029	1,000,000	1,218,670

San Juan, CA, M-S-R Public Power Agency Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	365,000	381,494

San Luis Obispo County, CA, Financing Authority Revenue:

Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,198,584

Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,545,276

San Marcos, CA, School Financing Authority Lease Revenue:

5.0%, 8/15/2034, INS: AGMC	850,000	1,007,675

5.0%, 8/15/2035, INS: AGMC	700,000	825,986

5.0%, 8/15/2036, INS: AGMC	1,100,000	1,290,597

5.0%, 8/15/2037, INS: AGMC	1,400,000	1,632,526

Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:

Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,140,750

Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,153,520

Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation, Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,065,190

Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:

5.6%, 9/1/2019, INS: NATL	1,115,000	1,136,586

5.6%, 9/1/2020, INS: NATL	1,180,000	1,248,582

5.65%, 9/1/2024, INS: NATL	1,445,000	1,735,098

5.65%, 9/1/2025, INS: NATL	1,520,000	1,872,093

5.65%, 9/1/2026, INS: NATL	1,605,000	2,015,174

Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,327,534

South Orange County, CA, Public Financing Authority, Special Tax Revenue, Ladera Ranch:

Series A, 5.0%, 8/15/2030, INS: AGMC	680,000	828,016

The accompanying notes are an integral part of the financial statements.

16	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Series A, 5.0%, 8/15/2031, INS: AGMC	375,000	452,325

Southern California, Metropolitan Water District, Waterworks Revenue:

Series A, 5.75%, 7/1/2021	970,000	1,010,963

Series A, ETM, 5.75%, 7/1/2021	270,000	296,965

Southern California, Public Power Authority Revenue, APEX Power Project:

Series A, 5.0%, 7/1/2036	1,960,000	2,244,514

Series A, 5.0%, 7/1/2037	2,000,000	2,287,080

Series A, 5.0%, 7/1/2038	5,750,000	6,569,087

Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:

Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	875,910

Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,744,095

Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,378,636

Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,089,640

University of California, State Revenues:

Series O, 4.0%, 5/15/2029	835,000	955,683

Series O, 4.0%, 5/15/2030	1,000,000	1,126,370

Series O, 4.0%, 5/15/2031	665,000	737,552

Series K, 4.0%, 5/15/2036	3,625,000	3,829,885

Series AV, 5.0%, 5/15/2032	4,325,000	5,131,785

Series AV, 5.0%, 5/15/2033	2,000,000	2,363,280

Series AV, 5.0%, 5/15/2034	1,000,000	1,175,170

Series AM, 5.25%, 5/15/2038	5,000,000	5,675,200

West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,551,810

Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,440,333

		776,429,509

Guam 0.6%

Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,045,000	1,127,649

Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	552,339

Guam, Power Authority Revenue:

Series A, 5.0%, 10/1/2037	1,050,000	1,137,738

Series A, 5.0%, 10/1/2038	960,000	1,036,723

Series A, 5.0%, 10/1/2040	665,000	714,529

		4,568,978
Total Municipal Bonds and Notes (Cost $744,797,620)		780,998,487

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	17

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $744,797,620)	99.0	780,998,487
Other Assets and Liabilities, Net	1.0	8,188,356

Net Assets	100.0	789,186,843

*

Variable or floating rate security. These securities are shown at their current rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GNMA: Government National Mortgage Association

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$780,998,487	$—	$780,998,487
Total	$—	$780,998,487	$—	$780,998,487

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

18	|	DWS California Tax-Free Income Fund

Statement of Assets and Liabilities

as of February 28, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $744,797,620)	$780,998,487
Cash	426,373
Receivable for Fund shares sold	77,320
Interest receivable	8,824,287
Other assets	42,992
Total assets	790,369,459

Liabilities
Payable for Fund shares redeemed	158,780
Distributions payable	292,963
Accrued management fee	167,248
Accrued Trustees’ fees	16,402
Other accrued expenses and payables	547,223
Total liabilities	1,182,616
Net assets, at value	$789,186,843

Net Assets Consist of
Distributable earnings (loss)	37,332,618
Paid-in capital	751,854,225
Net assets, at value	$789,186,843

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	19

Statement of Assets and Liabilities as of February 28, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($369,175,646 ÷ 49,837,868 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.41

Maximum offering price per share (100 ÷ 97.25 of $7.41)	$7.62
Class C

Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($30,524,336 ÷ 4,147,855 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.36
Class S

Net Asset Value offering and redemption price per share ($389,486,861 ÷ 52,681,806 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$7.39

The accompanying notes are an integral part of the financial statements.

20	|	DWS California Tax-Free Income Fund

Statement of Operations

for the six months ended February 28, 2019 (Unaudited)

Investment Income
Income:
Interest	$15,901,390
Expenses:

Management fee	1,754,046
Administration fee	408,775
Services to shareholders	525,294
Distribution and service fees	599,613
Custodian fee	4,819
Professional fees	79,038
Reports to shareholders	38,243
Registration fees	21,766
Trustees’ fees and expenses	17,691
Interest expense and fees on floating rate notes issued	58,399
Other	41,145
Total expenses before expense reductions	3,548,829
Expense reductions	(621,445)
Total expenses after expense reductions	2,927,384
Net investment income	12,974,006

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	682,409
Change in net unrealized appreciation (depreciation) on investments	(3,003,570)
Net gain (loss)	(2,321,161)
Net increase (decrease) in net assets resulting from operations	$10,652,845

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	21

Statements of Changes in Net Assets

	Six Months Ended February 28, 2019	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2018

Operations:

Net investment income (loss)	$12,974,006	$29,095,467
Net realized gain (loss)	682,409	2,050,599
Change in net unrealized appreciation (depreciation)	(3,003,570)	(28,981,897)
Net increase (decrease) in net assets resulting from operations	10,652,845	2,164,169
Distributions to shareholders:

Class A	(5,908,438)	(12,808,698)
Class C	(371,493)	(847,965)
Class S	(6,714,688)	(15,476,827)
Total distributions	(12,994,619)	(29,133,490)*
Fund share transactions:

Proceeds from shares sold	71,701,231	156,463,080
Reinvestment of distributions	11,586,199	25,993,614
Payments for shares redeemed	(192,712,216)	(259,300,974)
Net increase (decrease) in net assets from Fund share transactions	(109,424,786)	(76,844,280)
Increase (decrease) in net assets	(111,766,560)	(103,813,601)
Net assets at beginning of period	900,953,403	1,004,767,004

Net assets at end of period	$789,186,843	$900,953,403 **

*

Includes distributions from net investment income of $12,777,948, $845,224 and $15,443,707 for Class A, Class C and Class S shares, respectively and distributions from net realized gains of $30,750, $2,741 and $33,120 for Class A, Class C and Class S shares, respectively.

**	Includes undistributed net investment income of $1,359,680.

The accompanying notes are an integral part of the financial statements.

22	|	DWS California Tax-Free Income Fund

Financial Highlights

	Six Months Ended 2/28/19		Years Ended August 31,
Class A	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$7.41		$7.62		$7.87		$7.65		$7.76		$7.15
Income (loss) from investment operations:

Net investment income[a]	.11		.22		.24		.27		.28		.30
Net realized and unrealized gain (loss)	(.00	)***	(.21)		(.25)		.22		(.11)		.61
Total from investment operations	.11		.01		(.01)		.49		.17		.91
Less distributions from:

Net investment income	(.11)		(.22)		(.24)		(.27)		(.28)		(.30)
Net realized gains	(.00	)***	(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.11)		(.22)		(.24)		(.27)		(.28)		(.30)
Net asset value, end of period	$7.41		$7.41		$7.62		$7.87		$7.65		$7.76
Total Return (%)[b,c]	1.54		.12		(.05)		6.60		2.39		12.76

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	369		411		475		562		524		504
Ratio of expenses before expense reductions (including interest expense) (%)[d]	.89	*	.87		.89		.92		.90		.93
Ratio of expenses after expense reductions (including interest expense) (%)[d]	.81	*	.84		.86		.90		.89		.89
Ratio of expenses after expense reductions (excluding interest expense) (%)	.80	*	.82		.83		.84		.84		.83
Ratio of net investment income (%)	3.08	*	2.91		3.18		3.53		3.62		4.03
Portfolio turnover rate (%)	29	**	39		49		21		26		47

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	23

	Six Months Ended 2/28/19		Years Ended August 31,
Class C	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$7.37		$7.57		$7.81		$7.60		$7.70		$7.10
Income (loss) from investment operations:

Net investment income[a]	.08		.16		.18		.21		.22		.24
Net realized and unrealized gain (loss)	(.01)		(.20)		(.24)		.21		(.10)		.60
Total from investment operations	.07		(.04)		(.06)		.42		.12		.84
Less distributions from:

Net investment income	(.08)		(.16)		(.18)		(.21)		(.22)		(.24)
Net realized gains	(.00	)***	(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.08)		(.16)		(.18)		(.21)		(.22)		(.24)
Net asset value, end of period	$7.36		$7.37		$7.57		$7.81		$7.60		$7.70
Total Return (%)[b,c]	1.02		(.51)		(.69)		5.69		1.61		11.99

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31		34		43		52		45		43
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.67	*	1.65		1.67		1.69		1.70		1.70
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.56	*	1.59		1.61		1.65		1.64		1.64
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.55	*	1.57		1.58		1.59		1.59		1.58
Ratio of net investment income (%)	2.33	*	2.16		2.43		2.77		2.87		3.28
Portfolio turnover rate (%)	29	**	39		49		21		26		47

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS California Tax-Free Income Fund

	Six Months Ended 2/28/19		Years Ended August 31,
Class S	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$7.40		$7.60		$7.85		$7.63		$7.74		$7.13
Income (loss) from investment operations:

Net investment income[a]	.12		.24		.26		.29		.30		.32
Net realized and unrealized gain (loss)	(.01)		(.20)		(.25)		.22		(.11)		.60
Total from investment operations	.11		.04		.01		.51		.19		.92
Less distributions from:

Net investment income	(.12)		(.24)		(.26)		(.29)		(.30)		(.31)
Net realized gains	(.00	)***	(.00	)***	(.00	)***	(.00	)***	(.00	)***	—
Total distributions	(.12)		(.24)		(.26)		(.29)		(.30)		(.31)
Net asset value, end of period	$7.39		$7.40		$7.60		$7.85		$7.63		$7.74
Total Return (%)[b]	1.53		.50		.19		6.87		2.50		13.22

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	389		456		487		469		427		436
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.78	*	.76		.76		.78		.77		.79
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.56	*	.59		.61		.65		.64		.64
Ratio of expenses after expense reductions (excluding interest expense) (%)	.55	*	.57		.58		.59		.59		.58
Ratio of net investment income (%)	3.33	*	3.16		3.42		3.77		3.87		4.27
Portfolio turnover rate (%)	29	**	39		49		21		26		47

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	25

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS California Tax-Free Income Fund (the “Fund”) is a diversified series of Deutsche DWS State Tax-Free Income Series (the “Series”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is

26	|	DWS California Tax-Free Income Fund

no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

DWS California Tax-Free Income Fund	|	27

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended February 28, 2019 was approximately $5,097,000, with a weighted average interest rate of 2.29%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease

28	|	DWS California Tax-Free Income Fund

significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. All Fund TOB Trusts are structured to be in compliance with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to pre-Volker TOB Trust structures. The ultimate impact of the Volker Rule on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

The Fund had no open inverse floaters at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

DWS California Tax-Free Income Fund	|	29

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $1,016,000, including $(1,016,000) of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first.

At August 31, 2018, the aggregate cost of investments for federal income tax purposes was $853,356,827. The net unrealized appreciation for all investments based on tax cost was $39,330,807. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $42,463,759 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $3,132,952.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

30	|	DWS California Tax-Free Income Fund

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended February 28, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $242,839,444 and $357,326,918, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.45%
Next $750 million of such net assets	.42%
Next $1.5 billion of such net assets	.40%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.31%
Over $12.5 billion of such net assets	.30%

DWS California Tax-Free Income Fund	|	31

Accordingly, for the six months ended February 28, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.43% of the Fund’s average daily net assets.

For the period from September 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.82%
Class C	1.57%
Class S	.57%

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.79%
Class C	1.54%
Class S	.54%

For the six months ended February 28, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$156,520
Class C	17,878
Class S	447,047
$621,445

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2019, the Administration Fee was $408,775, of which $60,873 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

32	|	DWS California Tax-Free Income Fund

fee it receives from the Fund. For the six months ended February 28, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2019
Class A	$15,536	$6,021
Class C	807	413
Class S	15,966	6,420
	$32,309	$12,854

In addition, for the six months ended February 28, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$110,494
Class C	11,411
Class S	359,718
$481,623

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares, respectively. For the six months ended February 28, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2019
Class C	$119,287	$17,978

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2019	Annualized Rate
Class A	$440,614	$133,094	.23%
Class C	39,712	12,773	.25%
	$480,326	$145,867

DWS California Tax-Free Income Fund	|	33

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2019 aggregated $2,919.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2019, the CDSC for Class C shares aggregated $796. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A. For the six months ended February 28, 2019, DDI received $6,458 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,329, of which $8,772 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers or common trustees. During the six months ended February 28, 2019, the Fund engaged in securities purchases of $63,905,000 and securities sales of $68,590,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2019.

34	|	DWS California Tax-Free Income Fund

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,843,221	$13,516,812	3,547,282	$26,567,319
Class C	146,156	1,064,340	247,920	1,843,999
Class S	7,834,530	57,120,079	17,121,105	128,051,762
		$71,701,231		$156,463,080

Shares issued to shareholders in reinvestment of distributions
Class A	721,656	$5,292,149	1,536,920	$11,474,648
Class C	44,316	322,958	99,220	735,984
Class S	815,772	5,971,092	1,850,090	13,782,982
		$11,586,199		$25,993,614

Shares redeemed
Class A	(8,109,023)	$(59,495,546)	(12,039,403)	$(90,016,946)
Class C	(636,103)	(4,643,999)	(1,435,718)	(10,645,658)
Class S	(17,654,651)	(128,572,671)	(21,354,504)	(158,638,370)
		$(192,712,216)		$(259,300,974)

Net increase (decrease)
Class A	(5,544,146)	$(40,686,585)	(6,955,201)	$(51,974,979)
Class C	(445,631)	(3,256,701)	(1,088,578)	(8,065,675)
Class S	(9,004,349)	(65,481,500)	(2,383,309)	(16,803,626)
		$(109,424,786)		$(76,844,280)

DWS California Tax-Free Income Fund	|	35

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period September 1, 2018 to February 28, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

36	|	DWS California Tax-Free Income Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,015.40	$1,010.20	$1,015.30
Expenses Paid per $1,000*	$4.05	$7.78	$2.80

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,020.78	$1,017.06	$1,022.02
Expenses Paid per $1,000*	$4.06	$7.80	$2.81

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S
DWS California Tax-Free Income Fund†	.81%	1.56%	.56%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.01% for each class.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS California Tax-Free Income Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS California Tax-Free Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

38	|	DWS California Tax-Free Income Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2017. The Board noted the disappointing

DWS California Tax-Free Income Fund	|	39

investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

40	|	DWS California Tax-Free Income Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by

DWS California Tax-Free Income Fund	|	41

DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	|	DWS California Tax-Free Income Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS California Tax-Free Income Fund	|	43

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S
Nasdaq Symbol	KCTAX	KCTCX	SDCSX
CUSIP Number	25158X 104	25158X 302	25158X 401
Fund Number	9	309	2409

44	|	DWS California Tax-Free Income Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS California Tax-Free Income Fund	|	45

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

46	|	DWS California Tax-Free Income Fund

Notes

DCATF-3

(R-026685-10 4/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2019